TAXATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
TAXATION
Applicable tax rates		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Current income tax for federal and state for US Proton		¥ 404	$ 57	¥ 196		¥ 362
Withholding tax rate		10	10
Net operating loss carryforwards		¥ 1,703,345							$ 239,911
Unrecognized tax benefits		63,899		67,172		81,901			9,000	$ 9,461
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		28,712		19,962					4,044
Unrecognized tax benefits which affect the annual effective tax rate		35,421		39,412					4,989
Uncertain tax position, impact on taxes		6,121	$ 862	7,254		¥ 12,918
Accrued interest and penalties		¥ 9,283		¥ 13,091					$ 1,307
Property leasing arrangement
TAXATION
Value added tax	13.00%
Technical service
TAXATION
Value added tax		6.00%	6.00%
United States
TAXATION
Applicable tax rates		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Singapore
TAXATION
Income tax profits | $					$ 0		$ 0	$ 0
Hong Kong
TAXATION
Income tax profits | ¥		¥ 0